Financial instruments and financial risk management - Financial liabilities (Details)	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Financial instruments and financial risk management
Financial assets		$ 229,127,123		$ 129,754,140
Financial liabilities		7,989,869		22,436,967
Cash and cash equivalents
Financial instruments and financial risk management
Financial assets	$ 228,813,286		$ 129,450,676
Restricted cash
Financial instruments and financial risk management
Financial assets		161,197		143,800
Receivables
Financial instruments and financial risk management
Financial assets		152,640		159,664
Non-derivative financial liabilities | Trade payable and accrued liabilities
Financial instruments and financial risk management
Financial liabilities		2,331,392		3,461,339
Non-derivative financial liabilities | Lease liabilities
Financial instruments and financial risk management
Financial liabilities		2,093,231		1,075,773
Derivative financial liabilities | Derivative liabilities
Financial instruments and financial risk management
Financial liabilities		$ 3,565,246		$ 17,899,855